Nonperforming Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Financing Receivable, Impaired [Line Items]
Nonperforming loans	$ 329		$ 393
Other assets owned	12		6
Total nonperforming assets	341	[1]	399	[1]
Domestic
Financing Receivable, Impaired [Line Items]
Nonperforming loans	319		386
Domestic | Other Residential Mortgages
Financing Receivable, Impaired [Line Items]
Nonperforming loans	203		244
Domestic | Commercial Real Estate
Financing Receivable, Impaired [Line Items]
Nonperforming loans	40		44
Domestic | Wealth Management Loans and Mortgages
Financing Receivable, Impaired [Line Items]
Nonperforming loans	32		59
Domestic | Financial Institutions
Financing Receivable, Impaired [Line Items]
Nonperforming loans	23		5
Domestic | Commercial
Financing Receivable, Impaired [Line Items]
Nonperforming loans	21		34
Foreign
Financing Receivable, Impaired [Line Items]
Nonperforming loans	$ 10		$ 7

[1]	Loans of consolidated investment management funds are not part of BNY Mellon's loan portfolio. Included in these loans are nonperforming loans of $101 million at Dec. 31, 2011 and $218 million at Dec. 31, 2010. These loans are recorded at fair value and therefore do not impact the provision for credit losses and allowance for loan losses, and accordingly are excluded from the nonperforming assets table above.